ESTIMATION OF FAIR VALUE - Yield per hectare of palm crops (Details)	Dec. 31, 2018 T
Weighted Average
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	18
Later than three years and not later than four years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	4
Later than four years and not later than five years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	10
Later than five years and not later than six years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	12
Later than six years and not later than seven years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	22
7 to 18
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	22
More than 18
Disclosure Of Estimations of Fair Value [Line Items]
Tons of fresh fruit per hectare	36